DWS Money Market Prime Series Expense Example - DWSMoneyMarketFund [Member] - DWS Money Market Prime Series - DWS Money Market Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	$ 747